Receivables and Other Assets - Summary of Other Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Advanced payments	₩ 6,203	₩ 13,259
Prepaid expenses	114,145	89,110
Value added tax refundable	826,730	436,190
Right to recover returned goods	22,106	7,489
Total other current assets	969,184	546,048
Non-current assets
Long-term prepaid expenses	272,835	381,983
Long-term advanced payments	7,742
Total other non-current assets	₩ 280,577	₩ 381,983